SIGNIFICANT ACCOUNTING POLICIES - Assets and liabilities measured at fair value on a recurring basis (Details) - Recurring - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets:
Assets			$ 5,175
Liabilities:
Liabilities:		$ 0	1,667
Level 1
Assets:
Assets			5,175
Level 3
Liabilities:
Liabilities:			$ 1,667
Carrying amount | Interest Rate Swap
Assets:
Assets	$ 829
Liabilities:
Liabilities:	709
Fair value | Level 2 | Interest Rate Swap
Assets:
Assets	829
Liabilities:
Liabilities:	$ 709